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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 6/30/08
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  River Oaks Capital LLC
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Address: 1905 East Wayzata Blvd.
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         Suite 140
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         Wayzata, MN 55391
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Welch
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Title: Principal
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Phone: 952-404-7025
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Signature, Place, and Date of Signing:

/s/ David Welch                    Wayzata, MN                   August 8, 2008
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
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Form 13F Information Table Entry Total:     25
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Form 13F Information Table Value Total:     $ 27,377,403
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                                            (in actual dollars)


List of Other Included Managers:            NONE
                                            ____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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                                    6/30/2008

          ITEM 1             ITEM 2     ITEM 3      ITEM 4      ITEM 5            ITEM 6          ITEM 7          ITEM 8
--------------------------  --------  ---------  -----------  ---------     -------------------  -------  ----------------------
                                                                               INVEST. DISC.                 VOTING AUTHORITY
                                                              SHARES OF     -------------------           ----------------------
                            TITLE OF             FAIR MARKET  PRINCIPAL     SOLE  SHARED  OTHER           SOLE    SHARED   NONE
      NAME OF ISSUER          CLASS    CUSIP #      VALUE       AMOUNT        A      B      C    MANGERS    A        B      C
--------------------------  --------  ---------  -----------  ---------  -  ----  ------  -----  -------  ------  ------  ------
APPALACHIAN BANCSHARES INC   OTC EQ    37675105  $ 1,764,000   235,200   N    X                   RIVO    235200     0      0
BANK OF THE CAROLINAS CORP   OTC EQ   06425J102  $   320,382    43,619   N    X                   RIVO     43619     0      0
BEACH FIRST NATIONAL         OTC EQ    73334104  $ 1,905,734   243,700   N    X                   RIVO    243700     0      0
BERKSHIRE HILLS BANCORP IN   OTC EQ    84680107  $   648,010    27,400   N    X                   RIVO     27400     0      0
OAK RIDGE FINANCIAL SVCS I   OTC EQ   671768109  $   443,711    51,896   N    X                   RIVO     51896     0      0
CAPE FEAR BANK CORP          OTC EQ   139380109  $ 1,758,750   234,500   N    X                   RIVO    234500     0      0
COMMUNITY BANCORP            OTC EQ   20343T100  $   865,728   172,800   N    X                   RIVO    172800     0      0
CCF HOLDING CO               OTC EQ   12487X104  $   256,586    91,638   N    X                   RIVO     91638     0      0
COOPERATIVE BANKSHARES INC   OTC EQ   216844100  $   681,710    98,800   N    X                   RIVO     98800     0      0
COMMONWEALTH BANKSHARES IN   OTC EQ   202736104  $ 1,988,786   157,590   N    X                   RIVO    157590     0      0
FIRST CAPITAL BANCORP INC    OTC EQ   319438107  $   265,504    22,330   N    X                   RIVO     22330     0      0
FIRST REGIONAL BANCORF-CAL   OTC EQ   33615C101  $   979,506   174,600   N    X                   RIVO    174600     0      0
INTEGRA BANK CORPORATION     OTC EQ   45814P105  $   402,000    51,341   N    X                   RIVO     51341     0      0
INTERNATIONAL BANCSHARES C   OTC EQ   459044103  $ 2,976,841   139,300   N    X                   RIVO    139300     0      0
MONARCH FINANCIAL HLDG INC   OTC EQ   60907Q100  $ 2,641,248   259,200   N    X                   RIVO    259200     0      0
NATIONAL PENN BANCSHARES I   OTC EQ   637138108  $   568,384    42,800   N    X                   RIVO     42800     0      0
OLD LINE BANCSHARES INC      OTC EQ   67984M100  $   125,296    18,673   N    X                   RIVO     18673     0      0
PORTER BANCORP INC           OTC EQ   736233107  $ 3,799,271   253,116   N    X                   RIVO    253116     0      0
PROSPERITY BANCSHARES INC    OTC EQ   743606105  $   661,247    24,738   N    X                   RIVO     24738     0      0
SOUTHERN FIRST BANCSHARES    OTC EQ   842873101  $ 1,468,514   127,808   N    X                   RIVO    127808     0      0
SUMMIT FINANCIAL GROUP INC   OTC EQ   86606G101  $ 1,041,250    83,300   N    X                   RIVO     83300     0      0
STERLING FINANCIAL CORP-WA   OTC EQ   859319105  $   645,840   156,000   N    X                   RIVO    156000     0      0
TAMALPAIS BANCORP            OTC EQ   87485H103  $   308,652    26,700   N    X                   RIVO     26700     0      0
TCF FINANCIAL                NYSE     872275102  $   500,448    41,600   N    X                   RIVO     41600     0      0
UCBH HOLDINGS INC            OTC EQ   90262T308  $   360,005   160,002   N    X                   RIVO    160002     0      0
                                                 $27,377,403
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